Schedule of Investments (unaudited)
April 30, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.6%
IGO Ltd.	5,157,344	$12,922,216
Megaport Ltd.(a)	3,558,755	26,180,269
SiteMinder Ltd.(a)(b)	4,333,006	11,432,780
Technology One Ltd.	866,227	16,720,061
WiseTech Global Ltd.	215,103	12,231,386
		79,486,712
Austria — 0.5%
Verbund AG	220,187	16,921,585
Belgium — 1.1%
Argenx SE(a)	27,058	17,491,623
Melexis NV	259,702	15,584,320
		33,075,943
Canada — 3.0%
BlackBerry Ltd.(a)	5,992,596	20,343,355
Boralex Inc., Class A(b)	788,117	17,504,819
Brookfield Renewable Corp.	572,469	16,315,325
Constellation Software Inc./Canada	4,995	18,001,529
Northland Power Inc.	1,367,779	18,582,983
		90,748,011
China — 9.8%
Alibaba Group Holding Ltd.	1,508,800	22,526,424
Baidu Inc., Class A(a)	1,516,600	16,723,566
BYD Co. Ltd., Class A	431,900	21,002,161
China Longyuan Power Group Corp. Ltd., Class H	19,212,000	15,177,064
China Resources Power Holdings Co. Ltd.(b)	6,660,000	16,066,691
China Three Gorges Renewables Group Co. Ltd., Class A	26,320,110	15,426,602
Ganfeng Lithium Group Co. Ltd., Class A	3,093,942	12,730,855
Gotion High-tech Co. Ltd., Class A	5,356,504	15,219,569
Innovent Biologics Inc.(a)(c)	3,424,500	23,717,798
Li Auto Inc., Class A(a)	1,500,400	18,281,880
LONGi Green Energy Technology Co. Ltd., Class A	6,857,100	13,872,204
National Silicon Industry Group Co. Ltd., Class A	5,490,103	13,202,508
NIO Inc., Class A(a)(b)	3,653,710	14,634,726
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	12,398,650	13,069,621
Tencent Holdings Ltd.	316,900	19,410,424
Tianqi Lithium Corp., Class A	3,348,707	13,235,361
Tongwei Co. Ltd., Class A	4,802,000	10,777,903
XPeng Inc., Class A(a)	2,556,900	23,802,212
		298,877,569
Denmark — 1.0%
Orsted A/S(a)(c)	331,499	13,191,328
Vestas Wind Systems A/S	1,197,098	15,959,949
		29,151,277
France — 2.0%
Dassault Systemes SE	382,207	14,323,643
Sartorius Stedim Biotech	86,837	20,492,743
STMicroelectronics NV	633,061	14,391,445
Worldline SA/France(a)(c)	1,962,673	10,874,256
		60,082,087
Germany — 2.4%
Infineon Technologies AG	495,630	16,416,775
Qiagen NV	353,674	15,178,159
SAP SE	66,620	19,492,260
Siemens Energy AG(a)	307,511	23,734,826
		74,822,020
Security	Shares	Value
India — 1.3%
Infosys Ltd.	718,630	$12,703,893
Tata Consultancy Services Ltd.	319,544	13,043,746
Wipro Ltd.	4,578,634	13,076,995
		38,824,634
Israel — 0.5%
Nice Ltd.(a)	91,547	14,301,835
Italy — 1.2%
Infrastrutture Wireless Italiane SpA(c)	1,782,340	21,284,957
Nexi SpA(a)(c)	2,742,866	16,021,242
		37,306,199
Japan — 5.9%
Chugai Pharmaceutical Co. Ltd.	375,400	21,626,610
Daifuku Co. Ltd.	748,700	19,806,458
Daiichi Sankyo Co. Ltd.	588,300	15,049,073
FANUC Corp.	637,900	16,189,685
Harmonic Drive Systems Inc.	834,900	19,626,532
Murata Manufacturing Co. Ltd.	1,005,800	14,329,189
Nabtesco Corp.	1,064,200	15,972,643
SUMCO Corp.	2,098,700	14,472,817
Taiyo Yuden Co. Ltd.	1,021,100	15,400,490
TDK Corp.	1,389,200	14,824,767
Yaskawa Electric Corp.	617,600	13,012,391
		180,310,655
Netherlands — 2.6%
Adyen NV(a)(c)	10,413	16,850,450
Allfunds Group PLC	3,063,252	17,293,362
ASM International NV	29,911	14,620,107
ASML Holding NV	24,647	16,499,734
BE Semiconductor Industries NV	123,248	13,348,213
		78,611,866
Norway — 0.6%
Nordic Semiconductor ASA(a)	1,797,582	18,025,041
Portugal — 0.5%
EDP Renovaveis SA	1,578,209	14,779,539
South Korea — 1.9%
LG Energy Solution Ltd.(a)(b)	63,167	14,411,629
Samsung Electro-Mechanics Co. Ltd.	209,881	17,315,973
Samsung SDI Co. Ltd.	83,257	10,309,763
SK Hynix Inc.	138,528	17,284,564
		59,321,929
Spain — 1.8%
Amadeus IT Group SA	236,152	18,588,232
Cellnex Telecom SA(c)	515,876	20,877,166
Corp. ACCIONA Energias Renovables SA	826,711	15,453,885
		54,919,283
Sweden — 1.1%
Swedish Orphan Biovitrum AB(a)	570,822	17,361,384
Telefonaktiebolaget LM Ericsson, Class B	1,993,805	16,842,427
		34,203,811
Switzerland — 0.6%
Novartis AG, Registered	165,903	18,922,433
Taiwan — 4.0%
Advantech Co. Ltd.	1,511,000	15,829,487
Globalwafers Co. Ltd.	1,523,000	14,698,556
MediaTek Inc.	406,000	17,252,185
Sino-American Silicon Products Inc.	3,842,000	13,318,864
Taiwan Semiconductor Manufacturing Co. Ltd.	519,000	14,705,632
United Microelectronics Corp.	12,397,000	17,396,098

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.(a)	4,582,000	$12,991,858
Yageo Corp.	1,051,650	15,078,752
		121,271,432
United Kingdom — 3.0%
AstraZeneca PLC	124,183	17,791,301
GSK PLC	1,039,063	20,555,467
Ocado Group PLC(a)	4,197,174	15,857,175
Sage Group PLC (The)	1,014,860	16,824,999
Wise PLC, Class A(a)	1,487,682	19,513,029
		90,541,971
United States — 51.4%
AbbVie Inc.	95,474	18,626,977
Accenture PLC, Class A	45,819	13,706,754
Advanced Micro Devices Inc.(a)	145,980	14,211,153
Akamai Technologies Inc.(a)(b)	166,725	13,434,700
Albemarle Corp.	107,676	6,304,430
Alnylam Pharmaceuticals Inc.(a)	65,485	17,238,271
Alphabet Inc., Class A	85,756	13,618,053
Amazon.com Inc.(a)(b)	71,152	13,121,852
American Tower Corp.	83,419	18,803,477
Analog Devices Inc.	79,441	15,484,640
Ansys Inc.(a)	48,577	15,635,965
Applied Materials Inc.	112,399	16,939,653
Arista Networks Inc.(a)	155,493	12,792,409
Atlassian Corp., Class A, NVS(a)	61,821	14,114,353
Autodesk Inc.(a)	54,404	14,920,297
Bentley Systems Inc., Class B	393,149	16,901,476
Bio-Rad Laboratories Inc., Class A(a)(b)	53,537	13,067,311
Blackbaud Inc.(a)	222,519	13,471,300
Box Inc., Class A(a)	507,249	15,836,314
Bridgebio Pharma Inc.(a)(b)	586,042	22,480,571
Bristol-Myers Squibb Co.	289,835	14,549,717
Broadcom Inc.	89,407	17,208,165
Cadence Design Systems Inc.(a)	55,606	16,556,130
Cisco Systems Inc.	282,978	16,336,320
Cloudflare Inc., Class A(a)(b)	148,760	17,967,233
Cognizant Technology Solutions Corp., Class A	201,611	14,832,521
Coinbase Global Inc., Class A(a)	54,598	11,077,388
Corning Inc.	348,104	15,448,856
CRISPR Therapeutics AG(a)(b)	364,474	14,094,210
Crowdstrike Holdings Inc., Class A(a)	45,152	19,364,338
Crown Castle Inc.	184,763	19,540,535
Danaher Corp.	69,585	13,870,378
Datadog Inc., Class A(a)(b)	109,376	11,173,852
DocuSign Inc., Class A(a)	175,988	14,387,019
Dropbox Inc., Class A(a)(b)	555,118	15,848,619
DuPont de Nemours Inc.	216,437	14,282,678
Dynatrace Inc.(a)	290,999	13,668,223
EchoStar Corp., Class A(a)	710,094	15,962,913
Elastic NV(a)	125,655	10,831,461
Eli Lilly & Co.	20,883	18,772,773
Enphase Energy Inc.(a)	172,941	7,711,439
EPAM Systems Inc.(a)	65,912	10,342,252
F5 Inc.(a)	63,339	16,768,367
First Solar Inc.(a)	85,653	10,776,860
Fortinet Inc.(a)	168,087	17,440,707
Garmin Ltd.	74,622	13,944,613
Gen Digital Inc.	557,342	14,418,438
Guidewire Software Inc.(a)(b)	97,525	19,970,194
HubSpot Inc.(a)	24,192	14,793,408
Illumina Inc.(a)	112,949	8,764,842
Security	Shares	Value
United States (continued)
Intel Corp.	824,926	$16,581,013
International Business Machines Corp.	72,444	17,518,408
Intuitive Surgical Inc.(a)	30,815	15,894,377
Ionis Pharmaceuticals Inc.(a)(b)	481,728	14,793,867
Jazz Pharmaceuticals PLC(a)(b)	137,837	16,121,416
KLA Corp.	25,656	18,028,215
Lam Research Corp.	202,087	14,483,575
Lincoln Electric Holdings Inc.	89,416	15,755,099
Manhattan Associates Inc.(a)	57,068	10,123,293
MarketAxess Holdings Inc.	68,652	15,212,597
Marvell Technology Inc.	155,209	9,059,549
Merck & Co. Inc.	163,745	13,951,074
Mettler-Toledo International Inc.(a)	13,891	14,871,288
Microchip Technology Inc.	270,024	12,442,706
Micron Technology Inc.	156,274	12,025,284
Microsoft Corp.	36,702	14,506,833
Moderna Inc.(a)(b)	277,934	7,932,236
MongoDB Inc., Class A(a)	38,150	6,568,286
Monolithic Power Systems Inc.	27,114	16,081,313
Motorola Solutions Inc.	34,838	15,342,307
Nasdaq Inc.	201,475	15,354,410
NEXTracker Inc., Class A(a)	465,007	18,883,934
Nvidia Corp.	119,311	12,995,354
NXP Semiconductors NV	78,416	14,452,853
Okta Inc.(a)	196,633	22,054,357
ON Semiconductor Corp.(a)	164,582	6,533,905
Palantir Technologies Inc., Class A(a)	230,237	27,269,270
Palo Alto Networks Inc.(a)	83,953	15,693,334
Pfizer Inc.	676,180	16,505,554
PTC Inc.(a)(b)	83,201	12,893,659
Qorvo Inc.(a)(b)	232,677	16,675,961
Qualcomm Inc.	109,204	16,212,426
Qualys Inc.(a)	108,496	13,639,032
Regeneron Pharmaceuticals Inc.	21,634	12,953,574
Repligen Corp.(a)	110,864	15,298,123
Roper Technologies Inc.	30,245	16,939,620
Salesforce Inc.	48,442	13,016,850
SBA Communications Corp., Class A	75,757	18,439,254
Seagate Technology Holdings PLC	166,481	15,154,765
SentinelOne Inc., Class A(a)	707,503	13,088,805
ServiceNow Inc.(a)(b)	14,517	13,863,880
Skyworks Solutions Inc.	152,032	9,772,617
Snowflake Inc., Class A(a)	98,197	15,661,440
SoFi Technologies Inc.(a)(b)	1,067,326	13,352,248
Synopsys Inc.(a)	34,422	15,800,042
Tenable Holdings Inc.(a)	417,646	12,767,438
Teradyne Inc.	143,393	10,641,195
Tesla Inc.(a)	40,879	11,534,419
Texas Instruments Inc.	85,436	13,674,032
Trade Desk Inc. (The), Class A(a)	124,354	6,669,105
Tradeweb Markets Inc., Class A	125,763	17,393,023
Tyler Technologies Inc.(a)	26,672	14,490,898
Varonis Systems Inc., Class B(a)(b)	357,291	15,306,346
Veeva Systems Inc., Class A(a)	71,048	16,603,207
Waters Corp.(a)	42,526	14,787,566
Western Digital Corp.(a)	270,984	11,885,358
Zscaler Inc.(a)(b)	84,967	19,216,986
		1,566,181,981
Total Common Stocks — 98.8% (Cost: $2,611,753,164)		3,010,687,813

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	405,801	$13,971,119
Germany — 0.5%
Sartorius AG, Preference Shares, NVS	58,413	15,163,695
Total Preferred Stocks — 1.0% (Cost: $38,086,492)		29,134,814
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	1,111,613	113,336
South Korea — 0.0%
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)	11,717	283,961
Total Rights — 0.0% (Cost: $106,285)		397,297
Total Long-Term Investments — 99.8% (Cost: $2,649,945,941)		3,040,219,924
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	122,250,134	122,299,034
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	30,000	$30,000
Total Short-Term Securities — 4.0% (Cost: $122,289,164)		122,329,034
Total Investments — 103.8% (Cost: $2,772,235,105)		3,162,548,958
Liabilities in Excess of Other Assets — (3.8)%		(115,483,164)
Net Assets — 100.0%		$3,047,065,794

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,644,064	$9,638,810 (a)	$—	$44,795	$(28,635)	$122,299,034	122,250,134	$416,087 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	—	(4,810,000)(a)	—	—	30,000	30,000	224,557	—
				$44,795	$(28,635)	$122,329,034		$640,644	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	10	06/20/25	$2,793	$66,506
Euro STOXX 50 Index	13	06/20/25	757	14,052

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Exponential Technologies ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	18	06/20/25	$999	$36,241
				$116,799
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,656,929,992	$1,353,757,821	$—	$3,010,687,813
Preferred Stocks	13,971,119	15,163,695	—	29,134,814
Rights	397,297	—	—	397,297
Short-Term Securities
Money Market Funds	122,329,034	—	—	122,329,034
	$1,793,627,442	$1,368,921,516	$—	$3,162,548,958
Derivative Financial Instruments(a)
Assets
Equity Contracts	$102,747	$14,052	$—	$116,799

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares